SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policy)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
NATURE OF OPERATIONS AND ORGANIZATION

NATURE OF OPERATIONS AND ORGANIZATION

Three Forks,  Inc. (the  "Company")  was  incorporated  on March 28, 2012 in the

State of Colorado.  The Company's business plan focuses on the development as an independent energy company engaged in the acquisition,  exploration, development and production of North American conventional oil and gas properties through the acquisition of leases and/or royalty interests and developing the properties for maximum cash flow.

On September 7, 2012, the Company acquired working  interests between 10.12% and

10.50% in five (5) producing  oil and gas wells along with mineral  interests in proved undeveloped  leaseholds totaling  approximately 320 acres located in Weld county  Colorado  valued at $1,477,990 as well as a 76.25%  working  interest in undeveloped leaseholds totaling approximately 120 acres located in Morgan county

Colorado valued at $14,000 in exchange for the issuance of 700,000 shares of the

Company's  common  stock  valued  at  $1,400,000  or  $2.00  per  share  and the assumption  of certain debt in the amount of $91,990.  In addition,  the Company was  required  to fund an escrow  account  in the  amount of  $55,000  for legal services  that  may  occur  over a  three  year  period  from  the  date  of the acquisition  and this escrow account at March 31, 2014 and December 31, 2013 has a balance of $55,163 and $55,163  respectively.  Effective  January 1, 2013, the

Company sold its entire interest in these oil and gas properties located in Weld county  Colorado for  $1,600,000 in cash.  See Note 4 - Disposal  Group Held for

Sale.

On December 31, 2012, the Company entered into a Farmout  Agreement  ("Farmout")

where the  Company  had a 100%  working  interest  in  320gross/290net  acres of mineral  interests  located in Archer  county Texas  subject to the Farmout.  In consideration  of Three Forks No. 1, LLC, a Colorado limited  liability  company

("LLC"),  undertaking  and paying it's pro rata portion of the costs  associated with the  drilling  and  completion  of 9 wells in  Archer  county  Texas on the

Farmout  property,  the  Company  assigned  87% of the  working  interest in the

Farmout to the LLC. Likewise, on January 1, 2013, the Company assigned 2% of the working  interest in the Farmout to two members of the Board of Directors of the

Company.

Three  Forks  LLC No. 2  ("Three  Forks No.  2") was  organized  in the State of

Colorado on December 4, 2013.  The Company is the manager of the Three Forks No.

2 and the Company  does not hold an equity  interest in Three Forks No. 2. Three

Forks No. 2 has been  organized  to fund and  develop the  proposed  drilling of additional wells in Colorado, Oklahoma and Texas.

Effective June 30, 2013 and September 1, 2013, the Company  acquired a 37.5% and

37.5%  working  interest,  respectively  or a total of 75%  working  interest in certain  oil  and  gas  properties  located  in  Louisiana  and  Texas  totaling approximately  1955  gross  acres  known as the Five  JAB,  Inc.  properties  in exchange for $3,869,497 in cash plus the assumption of liabilities in the amount of  $281,962  as part of a  purchase  sale  and  participation  agreement  dated

February 27, 2013 as well as participate in a development  program that includes the drilling and completion of additional wells

The  Company's  acquisition  of the 75% of working  interest  in the oil and gas properties was accounted for as an acquisition for accounting purposes.

NATURE OF OPERATIONS AND ORGANIZATION

Three Forks,  Inc. (the  "Company")  was  incorporated  on March 28, 2012 in the

State of Colorado.  The Company's business plan focuses on the development as an independent energy company engaged in the acquisition,  exploration, development and production of North American conventional oil and gas properties through the acquisition of leases and/or royalty interests and developing the properties for maximum cash flow.

On September 7, 2012, the Company acquired working  interests between 10.12% and

10.50% in five (5) producing  oil and gas wells along with mineral  interests in proved undeveloped  leaseholds totaling  approximately 320 acres located in Weld county  Colorado  valued at $1,477,990 as well as a 76.25%  working  interest in undeveloped leaseholds totaling approximately 120 acres located in Morgan county

Colorado valued at $14,000 in exchange for the issuance of 700,000 shares of the

Company's  common  stock  valued  at  $1,400,000  or  $2.00  per  share  and the assumption  of certain debt in the amount of $91,990.  In addition,  the Company was  required  to fund an escrow  account  in the  amount of  $55,000  for legal services  that  may  occur  over a  three  year  period  from  the  date  of the acquisition  and this escrow account at December 31, 2013 and 2012 has a balance of $55,163 and $55,081 respectively. Effective January 1, 2013, the Company sold its entire  interest  in these oil and gas  properties  located  in Weld  county

Colorado for $1,600,000 in cash. See Note 4 - Disposal Group Held for Sale.

On December 31, 2012, the Company entered into a Farmout  Agreement  ("Farmout")

where the  Company  had a 100%  working  interest  in  320gross/290net  acres of mineral  interests  located in Archer  county Texas  subject to the Farmout.  In consideration  of Three  Forks No 1 LLC, a Colorado  limited  liability  company

("LLC"),  undertaking  and paying it's pro rata portion of the costs  associated with the  drilling  and  completion  of 9 wells in  Archer  county  Texas on the

Farmout  property,  the  Company  assigned  87% of the  working  interest in the

Farmout to the LLC. Likewise, on January 1, 2013, the Company assigned 2% of the working  interest in the Farmout to two members of the Board of Directors of the

Company.

Three Forks LLC No 2 ("Three Forks No 2") was organized in the State of Colorado on December 4, 2013. The Company is the manager of the Three Forks No. 2 and the

Company  does not hold an equity  interest in Three Forks No 2. Three Forks No 2 has been organized to fund and develop the proposed drilling of additional wells in Archer  County,  Texas.  At  December  31 2013,  Three  Forks No 2 has yet to

commence operations.

Effective June 30, 2013 and September 1, 2013, the Company  acquired a 37.5% and

37.5%  working  interest,  respectively  or a total of 75%  working  interest in certain  oil  and  gas  properties  located  in  Louisiana  and  Texas  totaling approximately  1955 gross acres known as the Five Jab properties in exchange for

$3,869,497 in cash plus the  assumption of liabilities in the amount of $281,962 as part of a purchase sale and  participation  agreement dated February 27, 2013 as well as participate  in a development  program that includes the drilling and completion of additional wells

The  Company's  acquisition  of the 75% of working  interest  in the oil and gas properties was accounted for as an acquisition for accounting purposes.

INCOME TAXES

INCOME TAXES

The Company  accounts for income taxes under the liability  method as prescribed

by  ASC  authoritative  guidance.   Deferred  tax  liabilities  and  assets  are

determined based on the difference between the financial statement and tax bases of assets and  liabilities  using enacted rates  expected to be in effect during the year in which the basis difference  reverses.  The realizability of deferred tax assets are evaluated annually and a valuation allowance is provided if it is more likely than not that the  deferred  tax assets will not give rise to future benefits in the Company's income tax returns.

The Company assessed the likelihood of utilization of the deferred tax asset, in light of the recent losses.  As a result of this review,  the deferred tax asset of $1,714,920  has been fully reserved at March 31, 2014. At March 31, 2014, the

Company  has  incurred  net   operating   losses  for  income  tax  purposes  of

approximately  $4,400,000.  Such losses may be carried forward and are scheduled to expire in the year  2033,  if not  utilized,  and may be  subject  to certain limitations as provided by the Internal Revenue Code.

The Company has adopted ASC guidance  regarding  accounting  for  uncertainty in income  taxes.  This  guidance  clarifies  the  accounting  for income  taxes by prescribing the minimum recognition threshold an income tax position is required to meet before being  recognized in the financial  statements and applies to all income tax  positions.  Each income tax  position  is assessed  using a two-step process.  A determination is first made as to whether it is more likely than not that the income tax position will be sustained, basedupon technical merits,

upon examination by the taxing authorities. If the income

tax position is expected to meet the more likely than not criteria,  the benefit recorded in the financial  statements  equals the largest amount that is greater than 50% likely to be realized upon its ultimate settlement.  At March 31, 2014,

there were no uncertain tax positions that required accrual.

INCOME TAXES

The Company  accounts for income taxes under the liability  method as prescribed

by  ASC  authoritative  guidance.   Deferred  tax  liabilities  and  assets  are

determined based on the difference between the financial statement and tax bases of assets and  liabilities  using enacted rates  expected to be in effect during the year in which the basis difference  reverses.  The realizability of deferred tax assets are evaluated annually and a valuation allowance is provided if it is more likely than not that the  deferred  tax assets will not give rise to future benefits in the Company's income tax returns.

The Company has adopted ASC guidance  regarding  accounting  for  uncertainty in income  taxes.  This  guidance  clarifies  the  accounting  for income  taxes by prescribing the minimum recognition threshold an income tax position is required to meet before being  recognized in the financial  statements and applies to all income tax  positions.  Each income tax  position  is assessed  using a two-step process.  A determination is first made as to whether it is more likely than not that the income tax position will be  sustained,  based upon  technical  merits,

upon  examination  by the taxing  authorities.  If the income  tax  position  is expected to meet the more likely than not criteria,  the benefit recorded in the financial  statements  equals the largest amount that is greater than 50% likely to be realized upon its ultimate  settlement.  At December,  2013 and 2012 there were no uncertain tax positions that required accrual.

(LOSS) PER SHARE

EARNINGS PER SHARE

Basic  earnings per share is  calculated  by dividing the net loss  available to common shareholders by the weighted-average  number of common shares outstanding during each period.  Diluted net loss per common share is calculated by dividing the  net  loss by the  weighted-average  number  of  common  shares  outstanding including  the effect of the  Company's  potentially  dilutive  securities.  The

Company's  potentially  dilutive  securities  consist of options,  warrants  and convertible promissory notes to purchase the Company's common stock. Potentially dilutive securities are not included in the weighted average calculation for net loss per common share since their effect would be  anti-dilutive  due to the net loss. The treasury  method is used by the Company to measure the dilutive effect of stock options,  warrants and convertible  promissory notes.  Since the option price is  significantly  greater than the current value of the Company's  common stock,  management  has  determined  the  effective  exercise  of  the  dilutive securities would have no effect on the weighted-average  number of common shares outstanding for the periods presented. Therefore, the basic and diluted weighted average  number of common  shares  outstanding  for net income  from  continuing operations  is the same for the periods  presented.  For the three  months ended

March 31, 2014 and 2013,  the Company had  outstanding  8,077,435 and 2,250,000,

respectively  of  potentially   dilutive   options,   warrants  and  convertible

promissory notes.

(LOSS) PER SHARE

(Loss) per share  requires  presentation  of both basic and  diluted  (loss) per common share.  Common share equivalents,  if used, would consist of any options,

warrants  and  contingent  shares,  and would not be  included  in the  weighted average  calculation  since their effect would be  anti-dilutive  due to the net

(loss).  At December 31, 2013 and December 31, 2012, the Company had outstanding

6,615,559 and 0, respectively options, warrants or contingent shares.

USE OF ESTIMATES

USE OF ESTIMATES

The preparation of financial  statements in conformity  with generally  accepted accounting  principles  in the United States of America  requires  management to make  estimates and  assumptions  that affect the reported  amount of assets and liabilities and disclosures of contingent  assets and liabilities at the date of the  financial  statements  and the  reported  amounts of revenues  and expenses during the reporting  period.  Actual results could differ from those estimates,

and such differences may be material to the financial statements.

USE OF ESTIMATES

The preparation of financial  statements in conformity  with generally  accepted accounting  principles  in the United States of America  requires  management to make  estimates and  assumptions  that affect the reported  amount of assets and liabilities and disclosures of contingent  assets and liabilities at the date of the  financial  statements  and the  reported  amounts of revenues  and expenses during the reporting  period.  Actual results could differ from those estimates,

and such differences may be material to the financial statements.

CONCENTRATION OF CREDIT RISK

CONCENTRATION OF CREDIT RISK

The  Company,  from time to time during the periods  covered by these  financial statements,  may have bank balances in excess of its insured limits.  Management has deemed this a normal business risk.

CONCENTRATION OF CREDIT RISK

The  Company,  from time to time during the periods  covered by these  financial statements,  may have bank balances in excess of its insured limits.  Management has deemed this a normal business risk.

CASH AND CASH EQUIVALENTS

CASH AND CASH EQUIVALENTS

For purposes of the statement of cash flows, the Company  considers all cash and highly liquid  investments with initial maturities of three months or less to be cash equivalents.

CASH AND CASH EQUIVALENTS

For purposes of the statement of cash flows, the Company  considers all cash and highly liquid  investments with initial maturities of three months or less to be cash equivalents.

ACCOUNTS RECEIVABLE

ACCOUNTS RECEIVABLE

Accounts  receivable  are stated at their cost less any  allowance  for doubtful accounts.  The  allowance  for  doubtful  accounts is based on the  management's assessment of the  collectability of specific customer accounts and the aging of the  accounts  receivable.  If  there  is  deterioration  in a major  customer's

creditworthiness   or  if  actual   defaults  are  higher  than  the  historical

experience,  the management's  estimates of the recoverability of amounts due to the Company could be adversely affected.  Based on the management's  assessment,

there is no reserve recorded at March 31, 2014 and December 31, 2013.

ACCOUNTS RECEIVABLE

Accounts  receivable  are stated at their cost less any  allowance  for doubtful accounts.  The  allowance  for  doubtful  accounts is based on the  management's assessment of the  collectability of specific customer accounts and the aging of the  accounts  receivable.  If  there  is  deterioration  in a major  customer's

creditworthiness   or  if  actual   defaults  are  higher  than  the  historical

experience,  the management's  estimates of the recoverability of amounts due to the Company could be adversely affected.  Based on the management's  assessment,

there is no reserve recorded at December, 2013 and 2012.

REVENUE RECOGNITION

REVENUE RECOGNITION

The Company  recognizes  revenue  from the  exploration  and  production  of the

Company's oil and gas  properties in the period of  production.  Management  fee income is  recognized  in the period where the Company  performs the services as manager of a limited liability company.

REVENUE RECOGNITION The Company recognizes revenue from the exploration and production of the Company's oil and gas properties in the period of production.
OIL AND GAS PRODUCING ACTIVITIES

OIL AND GAS ACTIVITIES

The Company  follows the full cost method of accounting  for oil and natural gas operations. Under this method all productive and nonproductive costs incurred in connection with the acquisition, exploration, and development of oil and natural gas reserves are capitalized. No gains or losses are recognized upon the sale or other  disposition of oil and natural gas properties except in transactions that would significantly alter the relationship  between capitalized costs and proved reserves.  Unproved  properties with significant  acquisition costs are assessed annually on a property-by-property  basis and any impairment in value is charged to expense.  If the unproved  properties are  determined to be  productive,  the related costs are  transferred  to proved oil and natural gas properties and are depleted.  Proceeds  from  sales of partial  interests  in  unproved  leases are accounted for as a recovery of cost without  recognizing  any gain or loss until all costs  have  been  recovered.  The costs of  unproved  oil and  natural  gas properties  are excluded  from the  amortizable  base until the time that either proven  reserves are found or it has been  determined  that such  properties are impaired.  As properties become proved, the related costs transfer to proved oil and natural gas properties  using full cost  accounting.  There were capitalized costs of $5,812,630 and $5,614,987  included in the  amortization  base at March

31, 2014 and December 31, 2013, respectively and the Company did not expense any capitalized  costs  for  the  three  months  ended  March  31,  2014  and  2013,

respectively.

The Company performs a quarterly  "ceiling test" calculation to test its oil and gas properties for possible  impairment.  The primary components  impacting this calculation are commodity prices, reserve quantities added and produced, overall exploration and development costs,  depletion expense,  and tax effects.  If the net  capitalized  cost  of the  Company's  oil  and gas  properties  subject  to amortization  (the carrying  value) exceeds the ceiling  limitation,  the excess would be charged to expense.  The ceiling  limitation is equal to the sum of the present value  discounted at 10% of estimated  future net cash flows from proved reserves,  the cost of  properties  not  being  amortized,  the lower of cost or estimated  fair  value  of  unproved  properties  included  in the  costs  being amortized, and all related tax effects. At March 31, 2014 and December 31, 2013,

the calculated  value of the ceiling  limitation  exceeded the carrying value of the Company's oil and gas properties  subject to the test, and no impairment was necessary.

OIL AND GAS PRODUCING ACTIVITIES

The Company  follows the full cost method of accounting  for oil and natural gas operations. Under this method all productive and nonproductive costs incurred in connection with the acquisition, exploration, and development of oil and natural gas reserves are capitalized. No gains or losses are recognized upon the sale or other  disposition of oil and natural gas properties except in transactions that would significantly alter the relationship  between capitalized costs and proved reserves.  Unproved  properties with significant  acquisition costs are assessed annually on a property-by-property  basis and any impairment in value is charged to expense.  If the unproved  properties are  determined to be  productive,  the related costs are  transferred  to proved oil and natural gas properties and are depleted.  Proceeds  from  sales of partial  interests  in  unproved  leases are accounted for as a recovery of cost without  recognizing  any gain or loss until all costs  have  been  recovered.  The costs of  unproved  oil and  natural  gas properties  are excluded  from the  amortizable  base until the time that either proven  reserves are found or it has been  determined  that such  properties are impaired.  As properties become proved, the related costs transfer to proved oil and natural gas properties  using full cost  accounting.  There were capitalized costs of  $5,614,987  and $0 included in the  amortization  base at December 31,

2013 and 2012,  respectively  and the Company  did not  expense any  capitalized costs for the year ended  December  31,  2013 and for the period  March 28, 2012

(inception) through December 31, 2012.

The Company performs a quarterly  "ceiling test" calculation to test its oil and gas properties for possible  impairment.  The primary components  impacting this calculation are commodity prices, reserve quantities added and produced, overall exploration and development costs,  depletion expense,  and tax effects.  If the net  capitalized  cost  of the  Company's  oil  and gas  properties  subject  to amortization  (the carrying  value) exceeds the ceiling  limitation,  the excess would be charged to expense.  The ceiling  limitation is equal to the sum of the present value  discounted at 10% of estimated  future net cash flows from proved reserves,  the cost of  properties  not  being  amortized,  the lower of cost or estimated  fair  value  of  unproved  properties  included  in the  costs  being amortized,  and all related tax effects.  At December 31, 2013,  the  calculated value of the ceiling limitation exceeded the carrying value of the Company's oil and gas properties subject to the test, and no impairment was necessary.

PROPERTY AND EQUIPMENT

PROPERTY AND EQUIPMENT

Management  capitalizes  additions to property and equipment.  Expenditures  for repairs and  maintenance  are charged to expense.  Property  and  equipment  are

carried  at  cost.   Adjustment  of  the  asset  and  the  related   accumulated

depreciation  accounts  are made for  property  and  equipment  retirements  and disposals,  with  the  resulting  gain  or loss  included  in the  statement  of operations.  The Company has not  capitalized  any internal  costs for the three months ended March 31, 2014 and 2013, respectively.

Other  property and  equipment,  such as office  furniture  and  equipment,  and computer  hardware and  software,  are  recorded at cost.  Costs of renewals and improvements  that  substantially  extend  the  useful  lives of the  assets are capitalized. Maintenance and repair costs are expensed when incurred.

PROPERTY AND EQUIPMENT

Management  capitalizes  additions to property and equipment.  Expenditures  for repairs and  maintenance  are charged to expense.  Property  and  equipment  are

carried  at  cost.   Adjustment  of  the  asset  and  the  related   accumulated

depreciation  accounts  are made for  property  and  equipment  retirements  and disposals,  with  the  resulting  gain  or loss  included  in the  statement  of operations.  The Company has not  capitalized  any  internal  costs for the year ended  December 31, 2013 and for the period March 28, 2012  (inception)  through

December 31, 2012.

Other  property and  equipment,  such as office  furniture  and  equipment,  and computer  hardware and  software,  are  recorded at cost.  Costs of renewals and improvements  that  substantially  extend  the  useful  lives of the  assets are capitalized. Maintenance and repair costs are expensed when incurred.

DEPRECIATION

DEPRECIATION

For  financial  reporting  purposes,  depreciation  and  amortization  of  other property  and  equipment  is computed  using the  straight-line  method over the estimated  useful  lives of assets at  acquisition.  For  income  tax  reporting purposes,  depreciation of other  equipment is computed using the  straight-line

and  accelerated   methods  over  the  estimated   useful  lives  of  assets  at

acquisition.

Depreciation   and  depletion  of  capitalized   acquisition,   exploration  and

development costs are computed on the  units-of-production  method by individual fields on the  basis of the total  estimated  units of  proved  reserves  as the related proved reserves are produced.

Depreciation,  depletion  and  amortization  of oil and gas  property  and other property  and  equipment  for the three  months ended March 31, 2014 and 2013 is

$56,259 and $832, respectively.

DEPRECIATION

For  financial  reporting  purposes,  depreciation  and  amortization  of  other property  and  equipment  is computed  using the  straight-line  method over the estimated  useful  lives of assets at  acquisition.  For  income  tax  reporting purposes,  depreciation of other  equipment is computed using the  straight-line

and  accelerated   methods  over  the  estimated   useful  lives  of  assets  at

acquisition.

Depreciation   and  depletion  of  capitalized   acquisition,   exploration  and

development costs are computed on the  units-of-production  method by individual fields on the  basis of the total  estimated  units of  proved  reserves  as the related proved reserves are produced.

Depreciation  and  amortization  of oil and gas property and other  property and equipment for the year ended December 31, 2013 and for the period March 28, 2012

(inception) through December 31, 2012 is $64,589 and $449, respectively.

IMPAIRMENT OF LONG-LIVED ASSETS

IMPAIRMENT OF LONG-LIVED ASSETS

In accordance  with  authoritative  guidance on accounting for the impairment or disposal of long-lived assets, as set forth in Topic 360 of the ASC, the Company assesses  the  recoverability  of the  carrying  value  of its  non-oil  and gas long-lived  assets when events occur that  indicate an  impairment  in value may exist. An impairment  loss is indicated if the sum of the expected  undiscounted future net cash flows is less than the  carrying  amount of the assets.  If this occurs,  an impairment  loss is recognized  for the amount by which the carrying amount of the assets exceeds the estimated  fair value of the assets.  No events occurred  during the three  months  ended March 31, 2014 and 2013,  respectively that would be indicative of possible impairment.

IMPAIRMENT OF LONG-LIVED ASSETS

In accordance  with  authoritative  guidance on accounting for the impairment or disposal of long-lived assets, as set forth in Topic 360 of the ASC, the Company assesses  the  recoverability  of the  carrying  value  of its  non-oil  and gas long-lived  assets when events occur that  indicate an  impairment  in value may exist. An impairment  loss is indicated if the sum of the expected  undiscounted future net cash flows is less than the  carrying  amount of the assets.  If this occurs,  an impairment  loss is recognized  for the amount by which the carrying amount of the assets exceeds the estimated  fair value of the assets.  No events occurred  during the year ended  December  31, 2013 and for the period March 28,

2012 (inception)  through December 31, 2012 that would be indicative of possible impairment.

OTHER COMPREHENSIVE INCOME	OTHER COMPREHENSIVE (LOSS) The Company has no material components of other comprehensive loss and accordingly, net loss is equal to comprehensive loss for the period.	OTHER COMPREHENSIVE INCOME The Company has no material components of other comprehensive loss and accordingly, net loss is equal to comprehensive loss for the period.
SHARE-BASED COMPENSATION

SHARE-BASED COMPENSATION

The Company  accounts  for  share-based  payment  accruals  under  authoritative guidance  on stock  compensation  as set  forth in the  Topics  of the ASC.  The guidance  requires  all  share-based  payments to employees  and  non-employees,

including grants of employee and non-employee stock options and warrants,  to be recognized in the financial statements based on their fair values.

SHARE-BASED COMPENSATION

The Company  accounts  for  share-based  payment  accruals  under  authoritative guidance  on stock  compensation  as set  forth in the  Topics  of the ASC.  The guidance  requires  all  share-based  payments to employees  and  non-employees,

including grants of employee and non-employee stock options, to be recognized in the financial statements based on their fair values.

GOING CONCERN AND MANAGEMENTS' PLANS

GOING CONCERN AND MANAGEMENTS' PLANS

As shown in the accompanying financial statements for the period ended March 31,

2014,  the Company has reported an accumulated  deficit of $3,233,942.  At March

31, 2014,  the Company has current  assets of $458,484,  including cash and cash equivalents of $74,275 and current  liabilities of $1,826,461.  The Company does recognize  revenues  from the  properties  it acquired in 2013 and  continues to develop these properties to improve production.

To the extent the Company's  operations are not sufficient to fund the Company's capital and  current  growth  requirements  the  Company  will  attempt to raise capital through the sale of additional shares of stock. At the present time, the

Company cannot provide assurance that it will be able to raise funds through the further issuance of equity in the Company. See Note 14 - Subsequent Events.

The  accompanying  financial  statements  have been  prepared  assuming that the

Company will continue as a going concern,  however,  the above  conditions raise substantial doubt about the Company's ability to do so. The financial statements do not  include any  adjustment  to reflect the  possible  future  effect on the recoverability and  classification of assets or the amounts and  classifications of  liabilities  that may result  should the  Company be unable to continue as a going concern.

GOING CONCERN AND MANAGEMENTS' PLANS

As shown in the accompanying  financial statements for the period ended December

31, 2013,  the Company has reported an  accumulated  deficit of  $2,508,492.  At

December 31, 2013,  the Company has current  assets of $518,186,  including cash and cash  equivalents of $121,174 and current  liabilities of $2,929,355 but has acquired  major proved oil and gas  properties  as  described  elsewhere in this

Annual Report.

To the extent the Company's  operations are not sufficient to fund the Company's capital and  current  growth  requirements  the  Company  will  attempt to raise capital through the sale of additional shares of stock. At the present time, the

Company cannot provide assurance that it will be able to raise funds through the further issuance of equity in the Company.

The  accompanying  financial  statements  have been  prepared  assuming that the

Company will continue as a going concern,  however,  the above  conditions raise substantial doubt about the Company's ability to do so. The financial statements do not  include any  adjustment  to reflect the  possible  future  effect on the recoverability and  classification of assets or the amounts and  classifications of  liabilities  that may result  should the  Company be unable to continue as a going concern.

RECENT ACCOUNTING PRONOUNCEMENTS

RECENT ACCOUNTING PRONOUNCEMENTS

The Company has reviewed all recently  issued but not yet  effective  accounting

pronouncements   and  does  not  believe   the  future   adoption  of  any  such

pronouncements  may be  expected  to cause a  material  impact on its  financial condition or results of operations.

RECENT ACCOUNTING PRONOUNCEMENTS

The Company has reviewed all recently  issued but not yet  effective  accounting

pronouncements   and  does  not  believe   the  future   adoption  of  any  such

pronouncements  may be  expected  to cause a  material  impact on its  financial condition or results of operations.

SUBSEQUENT EVENTS		SUBSEQUENT EVENTS The Company evaluates events and transactions after the balance sheet date but before the financial statements are issued.
OFF-BALANCE SHEET ARRANGEMENTS

OFF-BALANCE SHEET ARRANGEMENTS

As  part  of  its  ongoing  business,   the  Company  has  not  participated  in

transactions  that  generate  relationships  with  unconsolidated   entities  or

financial partnerships, such as entities often referred to as structured finance or special purpose  entities  (SPEs),  which would have been established for the purpose of facilitating  off-balance sheet  arrangements or other  contractually narrow or limited  purposes.  From its  incorporation  on March 28, 2012 through

March 31,  2014,  the Company has not been  involved in any  unconsolidated  SPE transactions.

RECLASSIFICATION

RECLASSIFICATION

Certain amounts in the prior period financial  statements have been reclassified to  conform  to  the  current  period  financial  statement  presentation.  Such reclassifications had no effect on the Company's net loss.

ASSET RETIREMENT OBLIGATIONS	ASSET RETIREMENT OBLIGATIONS The Company's asset retirement obligations arise from plugging and abandonment liabilities for the Company's natural gas and oil wells.